CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Jun. 26, 2019		Jun. 27, 2018
Current assets
Cash and cash equivalents	$ 13.4		$ 10.9
Accounts receivable, net	55.0		53.7
Inventories	23.2		24.2
Restaurant supplies	47.1		46.7
Prepaid expenses	23.7		20.8
Income taxes receivable, net	14.6		0.0
Total current assets	177.0		156.3
Property and equipment, at cost
Land	33.4		154.0
Buildings and leasehold improvements	1,454.6		1,673.3
Furniture and equipment	757.5		722.0
Construction-in-progress	19.2		22.1
Gross property and equipment	2,264.7		2,571.4
Less accumulated depreciation and amortization	(1,509.6)		(1,632.5)
Net property and equipment	755.1		938.9
Other assets
Goodwill	165.5		163.8
Deferred income taxes, net	112.0		33.6	[1]
Intangibles, net	22.3		24.0
Other	26.4		30.7
Total other assets	326.2		252.1
Total assets	1,258.3	[2]	1,347.3
Current liabilities
Current installments of long-term debt	9.7		7.1
Accounts payable	97.5		104.7
Gift card liability	100.9		119.1	[3]
Accrued payroll	82.1		74.5
Other accrued liabilities	131.4		127.2	[4]
Income taxes payable, net	0.0		1.7
Total current liabilities	421.6		434.3
Long-term debt, less current installments	1,206.6		1,499.6
Deferred sale leaseback gain, long-term portion	255.3		0.0
Other liabilities	153.0		131.7	[4]
Commitments and contingencies (Note 10 and Note 15)
Shareholders’ deficit
Common stock (250.0 million authorized shares; $0.10 par value; 176.2 million shares issued and 37.5 million shares outstanding at June 26, 2019, and 176.2 million shares issued and 40.8 million shares outstanding at June 27, 2018)	17.6		17.6
Additional paid-in capital	522.0		511.6
Accumulated other comprehensive loss	(5.6)		(5.8)
Retained earnings	2,771.2		2,683.0
Shareholders' equity including treasury stock	3,305.2		3,206.4
Less treasury stock, at cost (138.7 million shares at June 26, 2019, and 135.4 million shares at June 27, 2018)	(4,083.4)		(3,924.7)
Total shareholders’ deficit	(778.2)		(718.3)	[3],[4]
Total liabilities and shareholders’ deficit	$ 1,258.3		$ 1,347.3

[1]	(1) Deferred income taxes, net adjustment relates to the net change in liabilities and equity as a result of the adoption of ASC 606 described in notes (2) and (3) below.
[2]
During the fiscal year ended June 26, 2019 we completed sale leaseback transactions of 151 Chili’s restaurant properties, and one Maggiano’s property. As part of this transaction, we sold the related restaurant fixed assets, net of accumulated depreciation, totaling $185.3 million. Additionally, Chili’s recognized $26.8 million, and Maggiano’s recognized $0.5 million of net gain on the sale, that consists of the immediate gain recognized upon sale, a certain portion of the deferred gain, partially offset by related transaction costs incurred in Other (gains) and charges in the Consolidated Statements of Comprehensive Income. Refer to Note 3 - Sale Leaseback Transactions for further details.

[3]
(2)
Gift card liability is adjusted for the ASC 606 adoption impact of the change to recognize gift card breakage proportionate to the pattern of related gift card redemption. Under Legacy GAAP, gift card breakage was recognized when the likelihood of redemption was deemed remote. The cumulative effect of applying ASC 606 accounting to gift card balances outstanding at June 28, 2018 resulted in an $8.2 million decrease in Gift card liability due to the change in timing of recognition between ASC 606 and Legacy GAAP, and a corresponding $2.0 million decrease in Deferred income taxes, net, and a $6.2 million decrease in Shareholders’ deficit.

[4]
(3)
Other liabilities $16.6 million and Other accrued liabilities $1.5 million adjustments relate to the deferral of previously recognized franchise and development fees received from franchisees, with a corresponding $4.5 million increase in Deferred income taxes, net, and a $13.6 million increase to Shareholders’ deficit at June 28, 2018.